PROMISSORY NOTES (Details Narrative)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2023 USD ($)	Aug. 02, 2022 USD ($)	Jan. 21, 2021 USD ($) a	Mar. 19, 2018 USD ($)	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) a	Dec. 31, 2021 USD ($) a	May 31, 2021 a	Dec. 15, 2020 USD ($)
Short-Term Debt [Line Items]
Amortization of debt discount							$ 203,607	$ 144,935	$ 458,616	$ 296,541
Area of Land | a					20		20		20	20	1,100
Interest expense debt									$ 103,234
Interest paid									142,960
Debt instrument, unamortized discount					$ 63,345		$ 63,345		213,081
Accounts receivable									347,290
Paid by related party									35,740
Repayments of notes payable							91,513	51,128	131,339	$ 982,086
Notes payable					1,889,762		1,889,762		1,885,616	1,838,300
Cash Call, Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, principal balance		$ 23,641		$ 75,000	24,785		24,785		76,477	76,477
Debt instrument, interest rate				94.00%
Debt instrument, periodic payment		$ 3,152
Debt instrument, maturity date, description				August 1, 2020
Debt instrument, unamortized discount									7,500
Repayments of convertible debt principal amount									0	50,000
Proceeds from issuance of debt									11,350	11,310
Christopher Elder [Member]
Short-Term Debt [Line Items]
Debt instrument, principal balance					76,477		76,477		76,477			$ 126,477
Debt instrument, interest rate												15.00%
Interest expense debt							5,871	5,790
Accrued interest					30,053		30,053		24,182
Accounts receivable					347,290		347,290		347,290
Notes Payable [Member]
Short-Term Debt [Line Items]
Amortization of debt discount					4,146	$ 0			47,316	296,541
Amortization of debt discount							8,292	$ 0
Redwood Trust [Member]
Short-Term Debt [Line Items]
Area of Land | a			80
Debt instrument, principal balance			$ 1,787,000
Debt instrument, interest rate			12.00%
Debt instrument, periodic payment			$ 17,870
Debt instrument, maturity date, description			February 1st, 2023
Payments for mortgage deposits			$ 387,000
Interest expense debt							107,220
Interest paid									0
Accrued interest					180,260		180,260		73,040
Interest expense									180,000
Redwood Trust [Member] | Emerald Grove Estates, LLC [Member]
Short-Term Debt [Line Items]
Payments for unpaid interest and late fees charges	$ 236,116
Redwood Trust [Member] | Emerald Grove Estates, LLC [Member] | Extended Maturity [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date, description	maturity date was extended to January 1, 2024
Promissory Notes [Member]
Short-Term Debt [Line Items]
Notes payable					$ 1,599,824		$ 1,599,824		1,286,694	834,984
Promissory Notes [Member] | Cash Call, Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, principal balance				$ 75,000
Debt instrument, maturity date, description				August 1, 2020
Debt instrument, unamortized discount				$ 7,500
Repayments of notes payable									0	11,821
Notes payable									24,785	24,785
Promissory Notes [Member] | Cash Call, Inc [Member] | Equity Investees Interest [Member]
Short-Term Debt [Line Items]
Equity investement				94.00%
Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal balance												$ 126,477
Debt instrument, interest rate												15.00%
Non Convertible Promissory Note [Member] | Cash Call, Inc [Member]
Short-Term Debt [Line Items]
Accrued interest									$ 23,500	$ 12,563